Acquisitions - Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition (Detail) $ in Millions, $ in Billions	Jun. 01, 2023 CAD ($)	Feb. 01, 2023 CAD ($)	Feb. 01, 2023 USD ($)	Dec. 01, 2022 CAD ($)
AIR MILES [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Securities	$ 668
Goodwill and intangible assets	384
Other assets	141
Deferred revenue	916
Intangible assets	151
Total fair value of identifiable assets acquired	1,193
Purchase price	213
Fair value of identifiable liabilities assumed
Other liabilities	64
Total fair value of identifiable liabilities assumed	980
Goodwill	$ 233
Bank Of The West [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Securities		$ 28,437
Purchase consideration		18,382
Impact of forward contracts		(269)
Net purchase consideration		18,113
Residential mortgages		11,912
Consumer instalment and other personal		20,268
Credit card		885
Business and government		43,418
Total loans		76,483
Other assets		9,152
Intangible assets		2,883
Total fair value of identifiable assets acquired		116,955
Purchase price		18,400	$ 13.8
Fair value of identifiable liabilities assumed
Deposits		91,711
Other liabilities		17,697
Total fair value of identifiable liabilities assumed		109,408
Non-controlling interest		16
Goodwill		10,582
Net purchase consideration		$ 18,113
Radicle [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Goodwill and intangible assets				$ 145
Other assets				85
Total fair value of identifiable assets acquired				230
Purchase price				195
Fair value of identifiable liabilities assumed
Total fair value of identifiable liabilities assumed				$ 35